Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Service Fee
Transaction amount with related parties
Service fee charged by a related party		¥ 110
Disposal of Subsidiaries
Transaction amount with related parties
Transaction amount with related parties		¥ 15,515
Key Management
Transaction amount with related parties
Transaction amount with related parties	¥ 68